Stockholders' equity and dividend payment, Series D Junior Participating Preferred stock (Details) - BW Group [Member] - shares		3 Months Ended
	Mar. 23, 2017	Jun. 30, 2017
Common Stock [Member]
Series D junior participating preferred stock [Abstract]
Preferred stock convertible to common stock (in shares)		15,700,000
Series D junior participating preferred stock [Member]
Series D junior participating preferred stock [Abstract]
Number of shares converted to common stock (in shares)	15,700